Commitments - Shipbuilding, Operating Leases, and Port Facilities and Other Commitments (Detail) $ in Millions	Nov. 30, 2018 USD ($)
New ship growth capital
Shipbuilding commitments future minimum payments due in 2019	$ 4,935
Shipbuilding commitments future minimum payments due in 2020	3,849
Shipbuilding commitments future minimum payments due in 2021	3,887
Shipbuilding commitments future minimum payments due in 2022	3,117
Shipbuilding commitments future minimum payments due in 2023	2,110
Shipbuilding commitments future minimum payments due thereafter	1,132
Shipbuilding commitments future minimum payments due	19,029
Operating leases
Operating leases future minimum payments due in 2019	70
Operating leases future minimum payments due in 2020	48
Operating leases future minimum payments due in 2021	46
Operating leases future minimum payments due in 2022	36
Operating leases future minimum payments due in 2023	35
Operating leases future minimum payments due thereafter	180
Operating leases future minimum payments due	415
Port facilities and other
Port facilities and other contractual commitments due in 2019	311
Port facilities and other contractual commitments due in 2020	292
Port facilities and other contractual commitments due in 2021	249
Port facilities and other contractual commitments due in 2022	172
Port facilities and other contractual commitments due in 2023	132
Port facilities and other contractual commitments due thereafter	1,097
Port facilities and other contractual commitments due	2,253
Leases And Other Future Minimum Payments
Leases and other future minimum payments due in 2019	5,316
Leases and other future minimum payments due in 2020	4,189
Leases and other future minimum payments due in 2021	4,182
Leases and other future minimum payments due in 2022	3,325
Leases and other future minimum payments due in 2023	2,277
Leases and other future minimum payments due thereafter	2,409
Leases and other future minimum payments due	$ 21,697